Stock Options (Details) - Schedule of estimated using the Black-Scholes option pricing model assuming no expected dividends	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Schedule Of Estimated Using The Black Scholes Option Pricing Model Assuming No Expected Dividends Abstract
Risk-free interest rate	2.05%	0.89%
Expected life (in years)	8 years 8 months 1 day	5 years
Expected volatility	94.09%	98.00%